Fees Summary	Jun. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,035,260.00
Previously Paid Amount	0.00
Total Fee Amount	3,832.90
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,832.90
Narrative - Max Aggregate Offering Price	$ 25,035,260.00
Final Prospectus	true